Investments In Subsidiaries	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 8 - Investments in Subsidiaries

Note 8 - Investments in Subsidiaries

Non-controlling interests in subsidiaries

The following tables present information with respect to non-controlling interests in a Group subsidiary, YPH JV (at the rate of 50%), before elimination of inter-company transactions. The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

2018	2017
$ millions	$ millions

Current assets	192	197
Non-current assets	318	367
Current liabilities	225	241
Non-current liabilities	49	215
Equity	236	108

2018	2017	2016
$ millions	$ millions	$ millions

Sales	387	363	377
Operating loss	-	(21)	(78)
Depreciation and amortization	34	34	34
Operating income (loss) before depreciation and amortization	34	13	(44)
Net loss	(13)	(38)	(104)
Comprehensive income (loss)	3	(26)	(126)